Concentration Risk and Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2016
Concentration Risks Types No Concentration Percentage Abstract
Concentration Risk and Off-Balance Sheet Risk
(19)	Concentration of Risk and Off-Balance Sheet Risk

The Bank is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated balance sheets.

The Bank evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on management’s credit evaluation of the borrower. Collateral held varies but may include accounts receivable, inventory, property, plant, and equipment, and income-producing commercial properties. The Bank’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit written is represented by the contractual amount of those instruments. The Bank uses the same credit policies in making commitments and conditional obligations as it does for direct, funded loans.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.

Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The term of these standby letters of credit is generally one year or less. The amount of the liability as of December 31, 2016 and 2015 for guarantees under letters of credit issued is not material.

As of December 31, 2016, commitments to extend credit amounted to $201,749,000 and standby letters of credit amounted to $14,000,000. As of December 31, 2015, commitments to extend credit amounted to $157,338,000 and standby letters of credit amounted to $15,805,000.

Additionally, Mid Penn has sold loans to the FHLB as part of its Mortgage Partnership Finance Program (“Program). Under the terms of the Program, there is limited recourse back to Mid Penn for loans that do not perform in accordance with the terms of the loan agreement. Each loan that is sold under the Program is “credit enhanced” such that the individual loan’s rating is raised to “BBB”, as determined by the FHLB. The Program can be terminated by either the FHLB or Mid Penn, without cause, by giving notice to the other party. The FHLB has no obligation to commit to purchase any mortgage through, or from, Mid Penn. The total balance of loans sold under the Program was $9,206,000 and $5,958,000 for the years ended December 31, 2016 and 2015.

Significant concentration of credit risk may occur when obligations of parties engaged in similar activities occur and accumulate in significant amounts.

In analyzing the Bank’s exposure to significant concentration of credit risk, management set a parameter of 10% or more of the Bank’s total net loans outstanding as the threshold in determining whether the obligations of the same or affiliated parties would be classified as significant concentration of credit risk. Concentrations by industry, product line, type of collateral, etc., are also considered. U.S. Treasury securities, obligations of U.S. government agencies and corporations, and any assets collateralized by the same were excluded.

As of December 31, 2016, commercial real estate financing was the only similar activity that met the requirements to be classified as a significant concentration of credit risk. However, there is a geographical concentration in that most of the Bank’s business activity is with customers located in Central Pennsylvania, specifically within the Bank’s trading area made up of Cumberland, Dauphin, Lancaster, Luzerne, Northumberland, and Schuylkill Counties.

The Bank’s highest concentrations of credit within the loan portfolio is in commercial real estate financing (48.8%) as of December 31, 2016.